Offerings	Aug. 13, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Senior Notes due 2036
Maximum Aggregate Offering Price	$ 495,935,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,927.65
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), TPG Inc. (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-277384), filed with the Securities and Exchange Commission (the "SEC") on February 27, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.375% Senior Notes due 2036
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The notes issued by TPG Operating Group II, L.P. are fully and unconditionally guaranteed by the Company, TPG Operating Group I, L.P., TPG Operating Group III, L.P. and TPG Holdings II Sub, L.P. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees.